STOCKHOLDERS' EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price			$ 306
Volatility			116.00%
Risk-free interest rate			1.54%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (years)			6 years